STOCK-BASED COMPENSATION - Summary of Unrecognized Compensation Expense (Details) - Restricted stock units - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Expense	$ 1,705	$ 1,445	$ 1,346
Weighted Average Period in Years	9 months 18 days	10 months 24 days	10 months 24 days